PROPERTY PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
PROPERTY PLANT AND EQUIPMENT
Property, Plant And Equipment

6. PROPERTY, PLANT AND EQUIPMENT

In Thousands of United States dollars	Construction in progress	Machinery and Office equipment	Buildings	Vehicles	Land	Subtotal	Right of use assets	Total
Cost at December 31, 2021	$905	$1,991	$928	$37	$112	$3,973	$1,532	$5,505
Additions	321	53	23	-	305	702	2,053	2,755
Business combinations (Note 8)	-	506	-	30	-	536	772	1,308
Foreign exchange translation	(52)	(71)	(38)	(1)	(22)	(184)	(49)	(233)
Cost as at June 30, 2022	1,174	2,479	913	66	395	5,027	4,308	9,335

Accumulated depreciation
As at December 31, 2021	-	(169)	(44)	(10)	-	(223)	(303)	(526)
Depreciation	-	(229)	(44)	(2)	-	(275)	(383)	(658)
Disposals	-	20	-	-	-	20	-	20
Foreign exchange translation	-	12	4	-	-	16	17	33
Accumulated depreciation as at June 30, 2022	-	(366)	(84)	(12)	-	(462)	(669)	(1,131)

Carrying value
As at December 31, 2020	905	1,822	884	27	112	3,750	1,229	4,979
As at June 30, 2022	$1,174	$2,113	$829	$54	$395	$4,565	$3,639	$8,204